ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	September 30,	March 31,
	2025	2025
Accounts receivable	$5,768,164	$4,644,586
Less: allowance for credit loss	(1,138,664)	(668,195)
Accounts receivable, net	$4,629,500	$3,976,391

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers or service rendered to customers, which has not been collected as of the balance sheet dates.

Allowance for credit loss movement is as follows:

	September 30,	March 31,
	2025	2025
Beginning balance	$668,195	$133,449
Additions	452,824	538,494
Reversal	—	(41)
Foreign currency translation adjustments	17,645	(3,707)
Ending balance	$1,138,664	$668,195

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31,	March 31,
	2025	2024
Accounts receivable	$4,644,586	$5,100,595
Less: allowance for credit loss	(668,195)	(133,449)
Accounts receivable, net	$3,976,391	$4,967,146

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers or service rendered to customers, which has not been collected as of the balance sheet dates.

Allowance for credit loss movement is as follows:

	March 31,	March 31,
	2025	2024
Beginning balance	$133,449	$256,882
Additions	538,494	11,738
Reversal	(41)	(123,647)
Foreign currency translation adjustments	(3,707)	(11,524)
Ending balance	$668,195	$133,449